Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of disaggregation of revenues

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Product sales derived from:
- E-Commerce, at point of time	2,092,215	1,999,572	2,009,790
- Brand Management, at point of time	1,264,987	1,469,561	1,841,645
- Inter-segment elimination	—	(2,205)	(1,876)
	3,357,202	3,466,928	3,849,559
Service revenue derived from
- E-Commerce, over time	5,418,263	5,929,184	6,152,425
- E-Commerce, at point of time	110,638	141,515	109,014
	5,528,901	6,070,699	6,261,439
- Brand Management, over time	6,039	4,790	3,773
- Inter-segment elimination	(80,129)	(120,188)	(169,288)
	5,454,811	5,955,301	6,095,924

Total revenue	8,812,013	9,422,229	9,945,483

Service revenue by type

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
- Online store operations	1,604,695	1,765,364	1,912,010
- Warehousing and fulfillment	2,194,469	2,189,181	2,051,679
- Digital marketing and IT solutions	1,735,776	2,120,944	2,301,523
- Inter-segment eliminations	(80,129)	(120,188)	(169,288)
Total revenues from services	5,454,811	5,955,301	6,095,924

Schedule of contract liability

Advances from
Customers
Opening Balance as of January 1, 2024	163,237
Net increase	10,532
Ending Balance as of December 31, 2024	173,769
Net increase	14,214
Ending Balance as of December 31, 2025	187,983